UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [ ]       Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road
           Mt. Kisco, NY 10549

Form 13F File Number: 28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Nunno
Title:  Chief Financial Officer
Phone:  (914) 242-5720
Signature, Place, and Date of Signing:

/s/ Jennifer Nunno                 Mt. Kisco, New York              May 12, 2003
------------------                 -------------------              ------------
    [Signature]                       [City, State]                     [Date]

Report Type:

     [X] 13F HOLDINGS REPORT

     [ ] 13F NOTICE

     [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: One*

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $43,583 (in thousands)

List of Other Included Managers:

No. 1
Form 13F File Number 28-05211
Name:  Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors LLC, which has investment discretion over the investment portfolios reported herein.

                                   TITLE OF      CUSIP      MARKET    SHARES OR  INVESTMENT     OTHER          VOTING AUTHORITY
NAME                                 CLASS       NUMBER      VALUE     PRN AMT   DISCRETION    MANAGERS     SOLE    SHARED    NONE
----                                 -----       ------      -----     -------   ----------    --------     ----    ------    ----
Amerada Hess                          COM       023551104       354     8,000 SH    Sole                    8,000
American Pacific Corp.                COM       028740108       603    75,000 SH    Sole                   75,000
Andrx Corp                            COM       034553107       590    50,000 SH    Sole                   50,000
Angelo & Maxie's                      COM       034741108        80    27,500 SH    Sole                   27,500
Bank One Corp.                        COM       06423A103       692    20,000 SH    Sole                   20,000
Baxter 7% Convertable Preferre        COM       071813406       231     6,000 SH    Sole                    6,000
BCE Inc.                              COM       05534B109     1,832   100,000 SH    Sole                  100,000
Berkshire Hathaway Class B            COM       084670207       855       400 SH    Sole                      400
Capital Trust                         COM       14052H100     1,542   268,100 SH    Sole                  268,100
Clear Channel Comm                    COM       184502102       339    10,000 SH    Sole                   10,000
Coca Cola Co                          COM       191216100       324     8,000 SH    Sole                    8,000
Columbia Laboratories Inc.            COM       197779101       399    99,700 SH    Sole                   99,700
Comcast                               COM       200300200       412    15,000 SH    Sole                   15,000
Comerica Inc                          COM       200340107       341     9,000 SH    Sole                    9,000
Copart Inc.                           COM       217204106     1,137   148,000 SH    Sole                  148,000
Coram Health                          COM       218103109       546   780,000 SH    Sole                  780,000
Cotton States Life                    COM       221774102     1,064   110,600 SH    Sole                  110,600
Covalent Group                        COM       222815102       223   121,940 SH    Sole                  121,940
DVI Inc.                              COM       233343102     1,694   198,100 SH    Sole                  198,100
El Paso Corp                          COM       28336L109       605   100,000 SH    Sole                  100,000
Equity Office Properties              COM       294741103       878    34,500 SH    Sole                   34,500
Equity Residential                    COM       29476L107     1,203    50,000 SH    Sole                   50,000
Fannie Mae                            COM       313586109       327     5,000 SH    Sole                    5,000
FranklinCovey                         COM       353469109        12    16,200 SH    Sole                   16,200
Freddie Mac                           COM       313400301       265     5,000 SH    Sole                    5,000
Glacier Water Service                 COM       376395109     1,270    72,600 SH    Sole                   72,600
Greater Bay Bancorp                   COM       391648102     1,435   100,000 SH    Sole                  100,000
Healtheon / WEBMD CORP                COM       422209106     1,352   149,900 SH    Sole                  149,900
Idine Rewards Networks                COM       45168A100       782   105,000 SH    Sole                  105,000
Limited                               COM       532716107     1,323   102,800 SH    Sole                  102,800
Meridian Resource                     COM       58977Q109       230   200,000 SH    Sole                  200,000
Merrill Lynch                         COM       590188108       354    10,000 SH    Sole                   10,000
Nyfix Inc                             COM       670712108       642   173,000 SH    Sole                  173,000
OM Group Inc.                         COM       670872100     2,362   270,000 SH    Sole                  270,000
Pathmark                              COM       70322A101     1,657   248,000 SH    Sole                  248,000
Plains Resources                      COM       726540503     1,270   119,000 SH    Sole                  119,000
Quentra Networks                      COM       748337102         0   128,750 SH    Sole                  128,750
Readers Digest                        COM       755267101     1,480   145,000 SH    Sole                  145,000
SBC Comm.                             COM       78387G103       201    10,000 SH    Sole                   10,000
Sears                                 COM       812387108     1,207    50,000 SH    Sole                   50,000
Sothebys                              COM       835898107       321    35,000 SH    Sole                   35,000
Storage Networks Inc                  COM       86211E103        45    50,000 SH    Sole                   50,000
Unisys                                COM       909214108       459    49,600 SH    Sole                   49,600
Universal Health Services             COM       913903100       408    10,000 SH    Sole                   10,000
Value Vision                          COM       92047K107     1,913   190,000 SH    Sole                  190,000
Varsity Brands Inc.                   COM       92227P108     2,441   542,500 SH    Sole                  542,500
Whitman Educational Group             COM       966524100     5,883   432,600 SH    Sole                  432,600
                                                            -------
                                                             43,583
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